UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin California Tax-Free Income Fund
Class A [FTFQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$38	0.75%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$13,332,749,908
Total Number of Portfolio Holdings*	1,090
Portfolio Turnover Rate	2.39%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	1112-STSR-1024

Franklin California Tax-Free Income Fund
Class A1 [FKTFX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$31	0.60%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$13,332,749,908
Total Number of Portfolio Holdings*	1,090
Portfolio Turnover Rate	2.39%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	112-STSR-1024

Franklin California Tax-Free Income Fund
Class C [FRCTX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$59	1.15%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$13,332,749,908
Total Number of Portfolio Holdings*	1,090
Portfolio Turnover Rate	2.39%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	212-STSR-1024

Franklin California Tax-Free Income Fund
Class R6 [FKTQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$24	0.47%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$13,332,749,908
Total Number of Portfolio Holdings*	1,090
Portfolio Turnover Rate	2.39%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	8112-STSR-1024

Franklin California Tax-Free Income Fund
Advisor Class [FCAVX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$26	0.50%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$13,332,749,908
Total Number of Portfolio Holdings*	1,090
Portfolio Turnover Rate	2.39%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	614-STSR-1024

Item 2. Code of Ethics. N/A

Item 3. Audit Committee Financial Expert. N/A

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
California Tax-Free
Income Fund
Financial Statements and Other Important Information
Semi-Annual |
August 31, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 36
Notes to Financial Statements 40
Changes In and Disagreements with Accountants 48
Results of Meeting(s) of Shareholders 48
Remuneration Paid to Directors, Officers and Others 48
Board Approval of Management and Subadvisory Agreements 48

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended March 31,
Year Ended
March 31,
2019
c
2024
a
2023 2021 2020
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $6.89 $6.73 $7.44 $7.71 $7.50 $7.44 $7.27
Income from investment
operations
d
:
Net investment income
e
. 0.12 0.24 0.22 0.18 0.22 0.22 0.14
Net realized and
unrealized gains (losses) 0.04 0.16 (0.71) (0.28) 0.20 0.08 0.15
Total from investment
operations ............. 0.16 0.40 (0.49) (0.10) 0.42 0.30 0.29
Less distributions from:
Net investment income .. (0.12) (0.24) (0.22) (0.17) (0.21) (0.24) (0.12)
Net asset value, end of
period ................ $6.93 $6.89 $6.73 $7.44 $7.71 $7.50 $7.44
Total return
f
............ 2.36% 6.02% (6.62)% (1.30)% 5.66% 3.98% 4.11%
Ratios to average net
assets
g
Expenses
h
............ 0.75% 0.76% 0.77% 0.75% 0.75% 0.76% 0.76%
Net investment income ... 3.49% 3.57% 3.27% 2.52% 2.79% 2.97% 3.38%
Supplemental data
Net assets, end of period
(000’s) ............... $2,737,383 $2,554,655 $2,282,254 $2,412,285 $2,074,343 $1,395,165 $524,756
Portfolio turnover rate .... 2.39% 14.01% 42.30% 19.33% 14.41% 15.74% 14.12%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
For the period September 10, 2018 (effective date) to March 31, 2019.
d
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
e
Based on average daily shares outstanding.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended March 31,
2024
a
2023 2021 2020 2019
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $6.88 $6.72 $7.43 $7.70 $7.49 $7.43 $7.31
Income from investment
operations
c
:
Net investment income
d
. 0.13 0.25 0.23 0.19 0.23 0.24 0.26
Net realized and
unrealized gains (losses) 0.04 0.16 (0.71) (0.27) 0.20 0.07 0.12
Total from investment
operations ............. 0.17 0.41 (0.48) (0.08) 0.43 0.31 0.38
Less distributions from:
Net investment income .. (0.13) (0.25) (0.23) (0.19) (0.22) (0.25) (0.26)
Net asset value, end of
period ................ $6.92 $6.88 $6.72 $7.43 $7.70 $7.49 $7.43
Total return
e
........... 2.44% 6.18% (6.48)% (1.17)% 5.83% 4.14% 5.34%
Ratios to average net
assets
f
Expenses
g
............ 0.60% 0.61% 0.62% 0.59% 0.60% 0.61% 0.60%
Net investment income ... 3.64% 3.73% 3.42% 2.68% 2.97% 3.12% 3.54%
Supplemental data
Net assets, end of period
(000’s) ............... $7,390,988 $7,640,302 $8,130,315 $10,201,944 $11,084,478 $11,448,334 $11,824,206
Portfolio turnover rate .... 2.39% 14.01% 42.30% 19.33% 14.41% 15.74% 14.12%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended March 31,
2024
a
2023 2021 2020 2019
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $6.87 $6.71 $7.41 $7.69 $7.47 $7.41 $7.30
Income from investment
operations
c
:
Net investment income
d
. 0.11 0.21 0.20 0.15 0.19 0.20 0.22
Net realized and
unrealized gains (losses) 0.04 0.16 (0.71) (0.28) 0.21 0.07 0.11
Total from investment
operations ............. 0.15 0.37 (0.51) (0.13) 0.40 0.27 0.33
Less distributions from:
Net investment income .. (0.11) (0.21) (0.19) (0.15) (0.18) (0.21) (0.22)
Net asset value, end of
period ................ $6.91 $6.87 $6.71 $7.41 $7.69 $7.47 $7.41
Total return
e
........... 2.16% 5.61% (6.88)% (1.80)% 5.40% 3.57% 4.63%
Ratios to average net
assets
f
Expenses
g
............ 1.15% 1.16% 1.17% 1.15% 1.16% 1.16% 1.16%
Net investment income ... 3.09% 3.19% 2.86% 2.13% 2.42% 2.57% 2.98%
Supplemental data
Net assets, end of period
(000’s) ............... $354,568 $395,396 $502,065 $723,593 $1,018,197 $1,118,612 $1,124,954
Portfolio turnover rate .... 2.39% 14.01% 42.30% 19.33% 14.41% 15.74% 14.12%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended March 31,
2024
a
2023 2021 2020 2019
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $6.87 $6.71 $7.42 $7.69 $7.48 $7.42 $7.30
Income from investment
operations
c
:
Net investment income
d
. 0.13 0.26 0.24 0.20 0.24 0.25 0.27
Net realized and
unrealized gains (losses) 0.04 0.15 (0.71) (0.28) 0.20 0.07 0.12
Total from investment
operations ............. 0.17 0.41 (0.47) (0.08) 0.44 0.32 0.39
Less distributions from:
Net investment income .. (0.13) (0.25) (0.24) (0.19) (0.23) (0.26) (0.27)
Net asset value, end of
period ................ $6.91 $6.87 $6.71 $7.42 $7.69 $7.48 $7.42
Total return
e
........... 2.51% 6.33% (6.37)% (1.05)% 5.97% 4.28% 5.45%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates .... 0.47% 0.48% 0.49% 0.47% 0.47% 0.47% 0.47%
Expenses net of waiver and
payments by affiliates
g
.... 0.47% 0.48% 0.49% 0.47%
h
0.47%
h
0.46% 0.46%
Net investment income ... 3.78% 3.87% 3.55% 2.81% 3.08% 3.27% 3.68%
Supplemental data
Net assets, end of period
(000’s) ............... $351,141 $316,077 $271,190 $345,058 $281,038 $186,078 $103,760
Portfolio turnover rate .... 2.39% 14.01% 42.30% 19.33% 14.41% 15.74% 14.12%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended March 31,
2024
a
2023 2021 2020 2019
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $6.87 $6.71 $7.42 $7.69 $7.48 $7.42 $7.30
Income from investment
operations
c
:
Net investment income
d
. 0.13 0.26 0.24 0.20 0.24 0.24 0.26
Net realized and
unrealized gains (losses) 0.04 0.15 (0.72) (0.28) 0.20 0.08 0.13
Total from investment
operations ............. 0.17 0.41 (0.48) (0.08) 0.44 0.32 0.39
Less distributions from:
Net investment income .. (0.13) (0.25) (0.23) (0.19) (0.23) (0.26) (0.27)
Net asset value, end of
period ................ $6.91 $6.87 $6.71 $7.42 $7.69 $7.48 $7.42
Total return
e
........... 2.50% 6.30% (6.40)% (1.08)% 5.94% 4.24% 5.44%
Ratios to average net
assets
f
Expenses
g
............ 0.50% 0.52% 0.52% 0.50% 0.51% 0.51% 0.51%
Net investment income ... 3.75% 3.84% 3.53% 2.78% 3.06% 3.22% 3.63%
Supplemental data
Net assets, end of period
(000’s) ............... $2,498,669 $2,425,421 $2,344,189 $2,619,688 $2,498,587 $1,888,402 $1,641,388
Portfolio turnover rate .... 2.39% 14.01% 42.30% 19.33% 14.41% 15.74% 14.12%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 79,045 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
c
Senior Floating Rate Interests 0.1%
Real Estate Management & Development 0.0%
†
a ,d
TBG Hillcrest Senior II LP , First Lien, Delayed Draw CME Term Loan, B , 6.89% ,
( 1-month SOFR + 1.55% ), 1/01/38 ..................................... $ 1,946,875 1,946,881
Residential REITs 0.1%
a ,d
Centennial Gardens LP ,
First Lien, CME Term Loan, B , 7.331% , ( 12-month SOFR + 1.55% ), 1/01/38 ...... 10,405,952 10,406,414
First Lien, Delayed Draw CME Term Loan , 7.352% , ( 3-month SOFR + 2.001% ),
1/08/25 ......................................................... 1,495,232 1,495,309
11,901,723
a a a a a
Total Senior Floating Rate Interests (Cost $ 13,848,059 ) ..........................
13,848,604
Municipal Bonds 96.6%
California 93.5%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ 10,000,000 10,001,731
Alameda Corridor Transportation Authority ,
Revenue , 2022 C , Refunding , AGMC Insured , 5% , 10/01/52 .................. 28,000,000 30,186,708
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , Zero Cpn., 10/01/29 .... 20,000,000 16,958,768
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , Zero Cpn., 10/01/30 .... 41,665,000 34,020,768
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 18,293,000
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,773,415
Align Capital Trust , Revenue , 2023-1 , 5.5% , 3/01/35 .........................
13,000,000 13,112,450
Alisal Union School District ,
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/32 ........................... 3,355,000 2,642,568
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/33 ........................... 3,610,000 2,742,754
GO , 2009 B , AGMC Insured , Zero Cpn., 2/01/34 ........................... 3,345,000 2,492,796
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 .........................
7,375,000 7,709,158
Alvord Unified School District ,
GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/36 ........................... 15,000,000 9,296,053
GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/46 ........................... 42,500,000 50,145,338
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System , Revenue , 2022 A , Refunding , 5% , 10/01/52 ..... 8,040,000 8,316,387
City of Anaheim Water System , Revenue , 2022 A , 5% , 10/01/52 ............... 8,345,000 8,644,145
Anaheim Public Financing Authority ,
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/24 ......... 26,855,000 26,855,000
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/26 ......... 29,430,000 27,876,744
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/27 ......... 22,860,000 21,063,078
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/28 ......... 14,425,000 12,924,604
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/29 ......... 24,810,000 21,606,210
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/32 ......... 13,665,000 10,730,686
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/33 ......... 37,070,000 28,078,449
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/34 ......... 24,970,000 18,180,472
City of Anaheim , Revenue , 1997 C , AGMC Insured , ETM, Zero Cpn., 3/01/37 ..... 15,080,000 10,134,006
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 8,144,789
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/42 ............................. 119,305,000 119,746,166
Revenue , 2017 S-7 , Refunding , 4% , 4/01/47 ............................. 23,330,000 23,169,697

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Bay Area Toll Authority, (continued)
Revenue , 2017 S-7 , Refunding , 4% , 4/01/49 ............................. $ 13,625,000 $ 13,403,707
e
Revenue , 2021 A , Refunding , Mandatory Put , 2% , 4/01/28 ................... 12,000,000 11,392,495
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 10,338,628
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn., 8/01/40 ..
11,000,000 5,840,080
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/49 ............................ 8,500,000 9,188,822
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/54 ............................ 6,750,000 7,240,665
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 .....................
4,245,000 4,359,517
California Affordable Housing Agency ,
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/40 .............. 1,580,000 1,577,899
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/45 .............. 1,930,000 1,844,700
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/50 .............. 1,855,000 1,781,323
e
California Community Choice Financing Authority ,
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 100,000,000 101,269,530
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 122,575,000 131,572,532
Revenue , 2023 E-1 , Mandatory Put , 5% , 3/01/31 .......................... 38,855,000 41,755,149
Revenue , 2023 G-1 , Mandatory Put , 5.25% , 4/01/30 ....................... 23,500,000 25,348,613
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 51,000,000 55,042,184
California Community College Financing Authority ,
Revenue , 2001 A , NATL Insured , 5.125% , 4/01/31 ......................... 880,000 881,214
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 8,150,000 8,339,888
f
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 5,235,000 4,667,834
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 35,015,000 29,988,212
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 201 A-1 T , 4.25% ,
2/01/38 ........................................................ 7,095,000 6,283,078
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% ,
2/01/57 ........................................................ 59,855,000 38,780,258
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 14,740,000 12,826,035
Fountains at Emerald Park , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 8/01/56 .. 46,440,000 34,895,805
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 47,500,000 33,697,768
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ........ 16,260,000 11,790,419
Twin Creek Apartments , Revenue , 144A, 2022 A-1 , 4.5% , 8/01/52 ............. 29,275,000 24,217,413
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , Zero Cpn., 8/01/65 79,990,000 3,413,941
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,765,000 15,165,976
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 1,120,000 1,123,510
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 2,000,000 1,868,554
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/34 .... 9,905,000 9,908,221
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/40 .... 17,650,000 17,653,179
Los Angeles County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% ,
6/01/49 ........................................................ 330,000 337,913
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/49 .................................................... 3,525,000 3,293,327
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/36 .................................................... 470,000 480,594
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/38 .................................................... 530,000 536,643
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/40 .................................................... 625,000 626,959
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/42 .................................................... 100,000 98,561
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/35 .. 350,000 359,052
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/36 .. 600,000 613,524

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California County Tobacco Securitization Agency, (continued)
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/37 .. $ 530,000 $ 539,480
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/38 .. 790,000 799,901
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/39 .. 620,000 625,089
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 .. 830,000 832,601
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 .. 3,520,000 3,288,655
Sonoma County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% , 6/01/49 . 545,000 559,057
Stanislaus County Tobacco Funding Corp. , Revenue , 2002 A , 5.875% , 6/01/43 ... 3,165,000 3,182,808
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/40 ................ 1,295,000 1,265,488
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/41 ................ 1,345,000 1,302,272
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/42 ................ 1,400,000 1,343,450
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/46 ................ 3,000,000 2,806,284
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/50 ................ 2,675,000 2,438,025
Art Center College of Design , Revenue , 2022 A , 3% , 12/01/51 ................ 650,000 480,918
Chapman University , Revenue , 2015 , 5% , 4/01/40 ......................... 5,000,000 5,027,705
Chapman University , Revenue , 2015 , 5% , 4/01/45 ......................... 5,000,000 5,020,709
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/27 ............... 475,000 504,554
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/28 ............... 395,000 428,194
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/29 ............... 400,000 440,639
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/30 ............... 425,000 475,916
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/31 ............... 475,000 537,670
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 2,815,000 3,475,966
Leland Stanford Junior University (The) , Revenue , U-1 , 5.25% , 4/01/40 ......... 5,000,000 6,366,928
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 7,000,000 8,699,312
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 20,850,000 25,897,057
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/47 ............. 11,000,000 11,226,531
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/26 7,620,000 7,157,193
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/27 7,365,000 6,709,018
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/28 4,120,000 3,638,644
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/30 5,685,000 4,692,215
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/31 7,615,000 6,051,136
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/32 7,615,000 5,821,639
Santa Clara University , Revenue , 1999 , AMBAC Insured , Zero Cpn., 9/01/26 ..... 2,075,000 1,914,248
Santa Clara University , Revenue , 2015 , Refunding , 5% , 4/01/45 ............... 15,495,000 15,626,531
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.5% , 10/01/53 .... 9,350,000 9,987,243
University of Redlands , Revenue , 2022 A , 5% , 10/01/44 ..................... 3,835,000 3,993,512
University of Redlands , Revenue , 2022 A , 5% , 10/01/52 ..................... 18,790,000 19,299,410
University of San Francisco , Revenue , 2018 A , 5% , 10/01/48 ................. 10,000,000 10,408,785
University of San Francisco , Revenue , 2018 A , 5% , 10/01/53 ................. 10,000,000 10,367,322
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/40 .. 650,000 670,953
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/45 .. 650,000 667,678
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/50 .. 650,000 666,903
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/55 .. 3,175,000 3,232,869
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/57 .. 500,000 507,822
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5% , 12/01/28 .. 24,200,000 26,287,146
Casa Milagro LLC , Revenue , 2011 A , California Mortgage Insured , 6.25% , 2/01/26 . 2,730,000 2,737,747
Cedars-Sinai Medical Center Obligated Group , Revenue , 2021 A , Refunding , 5% ,
8/15/41 ........................................................ 5,000,000 5,524,478
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/42 ........................................................ 14,370,000 14,789,255
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/47 ........................................................ 7,750,000 7,927,080
Children's Hospital of Orange County Obligated Group , Revenue , 2021 B , Refunding ,
5% , 11/01/27 ................................................... 1,000,000 1,077,757

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Children's Hospital of Orange County Obligated Group , Revenue , 2021 B , Refunding ,
5% , 11/01/29 ................................................... $ 1,350,000 $ 1,512,211
City of Hope Obligated Group , Revenue , 2019 , 5% , 11/15/49 ................. 27,000,000 27,432,362
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 . 15,770,000 16,112,099
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/37 . 3,000,000 3,051,990
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/38 . 7,075,000 7,164,006
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 3% , 4/01/44 . 4,340,000 3,703,756
El Camino Hospital , Revenue , 2017 , 4.125% , 2/01/47 ...................... 11,000,000 10,799,198
El Camino Hospital , Revenue , 2017 , 5% , 2/01/47 .......................... 12,500,000 12,875,189
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/48 ................................................. 1,905,000 2,035,961
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/53 ................................................. 1,945,000 2,065,271
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/58 ................................................. 3,000,000 3,169,377
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/38 ............... 25,000,000 25,110,518
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/44 ............... 411,225,000 406,694,329
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 12,500,000 15,170,945
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2016 B , 5% , 8/15/55 .............................................. 24,000,000 24,340,502
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2017 A , 5% , 11/15/56 ............................................. 10,300,000 10,645,614
Marshall Medical Center , Revenue , 2020 A , Refunding , California Mortgage Insured ,
4% , 11/01/40 ................................................... 3,750,000 3,795,665
Marshall Medical Center , Revenue , 2020 A , Refunding , California Mortgage Insured ,
5% , 11/01/50 ................................................... 25,065,000 26,381,228
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/40 ........................................................ 800,000 845,839
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/50 ........................................................ 2,375,000 2,461,707
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/55 ........................................................ 850,000 876,569
Providence St. Joseph Health Obligated Group , Revenue , 2014 A , 5% , 10/01/38 .. 5,110,000 5,112,225
Scripps Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 11/15/43 ..... 2,500,000 2,816,370
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/34 ........................................................ 1,000,000 1,017,131
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/39 ........................................................ 1,450,000 1,470,080
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/44 ........................................................ 1,160,000 1,173,308
Sutter Health Obligated Group , Revenue , 2016 B , 5% , 11/15/46 ............... 42,105,000 43,207,642
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/48 ...... 10,585,000 10,238,754
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/48 ...... 21,690,000 22,420,647
Sutter Health Obligated Group , Revenue , 2018 A , 4% , 11/15/42 ............... 11,680,000 11,614,433
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 24,500,000 25,325,305
California Housing Finance Agency ,
Revenue , 2019-1 , A , 4.25% , 1/15/35 ................................... 46,334,048 48,467,824
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 14,054,699 14,471,603
Revenue , 2021-1 , A , 3.5% , 11/20/35 ................................... 4,740,719 4,613,607
f
Found Middle LP , Revenue , 144A, 2024 L , 5.2% , 12/01/27 ................... 5,000,000 5,055,638
e,f
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-1 , Mandatory Put , 3% ,
9/01/36 ........................................................ 22,535,000 20,244,565
f
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-2 , 5% , 9/01/36 ...... 1,940,000 1,634,939
California Infrastructure & Economic Development Bank ,
Broad (The) , Revenue , 2021 A , Refunding , 5% , 6/01/28 ..................... 500,000 548,572
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/44 ...... 12,750,000 13,627,621

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank, (continued)
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/49 ...... $ 25,470,000 $ 26,989,125
California State Water Resources Control Board Water Pollution Control Revolving
Fund , Revenue , 2018 , 5% , 10/01/43 .................................. 10,000,000 10,495,916
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/45 ....................................................... 850,000 846,290
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/50 ....................................................... 860,000 835,025
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 B , 4% ,
11/01/56 ....................................................... 1,000,000 950,779
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/47 ....................................................... 2,300,000 2,463,980
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 4.125% ,
11/01/52 ....................................................... 3,100,000 3,049,633
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/57 ....................................................... 5,500,000 5,807,653
Los Angeles County Museum of Natural History Foundation , Revenue , 2020 ,
Refunding , 3% , 7/01/50 ............................................ 18,995,000 15,068,855
e
Museum Associates , Revenue , 2021 A , Refunding , Mandatory Put , 1.2% , 6/01/28 . 15,000,000 13,432,459
University of California , Revenue , 2017 , 5% , 5/15/52 ....................... 31,305,000 32,700,837
California Municipal Finance Authority ,
Revenue, Senior Lien , 2017 A , Refunding , 4% , 8/15/52 ..................... 27,350,000 25,751,165
1717 University Associates LLC , Revenue , 2020 A , 4.5% , 6/01/52 ............. 11,413,000 10,448,956
1717 University Associates LLC , Revenue , 2020 A-T , 5.25% , 6/01/52 ........... 3,407,000 2,730,068
Bethany Home Society of San Joaquin County, Inc. , Revenue , 2023 , California
Mortgage Insured , 5% , 11/15/52 ..................................... 26,465,000 28,699,421
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/51 ................. 2,355,000 2,139,719
g
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/49 ............................................ 1,235,000 1,338,212
g
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/54 ............................................ 1,800,000 1,936,602
g
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/59 ............................................ 2,600,000 2,775,403
Carmel Valley Manor Obligated Group , Revenue , 2022 , California Mortgage Insured ,
5% , 5/15/52 .................................................... 17,775,000 19,188,919
f
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 10,375,000 9,967,960
Channing House , Revenue , 2017 B , California Mortgage Insured , 5% , 5/15/47 .... 10,000,000 10,277,975
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 10,000,000 10,252,915
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/25 ................ 400,000 404,587
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/26 ................ 400,000 413,627
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/27 ................ 500,000 526,550
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/28 ................ 400,000 428,269
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/29 ................ 600,000 652,494
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/30 ................ 700,000 770,035
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 580,000 627,114
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 900,000 953,729
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 785,000 822,484
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 750,000 780,128
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/42 ............................................ 15,900,000 16,143,478
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/47 ............................................ 19,145,000 19,311,925
Community Hospitals of Central California Obligated Group , Revenue , 2021 A , 4% ,
2/01/51 ........................................................ 7,000,000 6,368,093

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/37 .................... $ 1,040,000 $ 1,049,795
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/38 .................... 1,000,000 1,001,560
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/39 .................... 1,100,000 1,088,669
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/40 .................... 1,175,000 1,154,523
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/41 .................... 1,280,000 1,248,198
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/42 .... 450,000 411,213
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/52 .... 1,000,000 839,004
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/56 .... 1,100,000 903,566
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/47 ......... 9,100,000 9,168,995
f
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-A , 6.25% , 1/01/60 ............. 29,830,000 30,832,258
f
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-B , 9% , 7/01/42 ................ 1,800,000 1,844,795
f
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 22,510,000 22,028,342
f
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-1 , 6.75% , 9/01/53 ........... 51,750,000 56,859,816
f
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-2 , 8% , 9/01/27 ............. 565,000 578,312
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/49 ....................................................... 2,670,000 2,659,178
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/45 ... 23,300,000 23,448,645
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 81,985,000 72,641,063
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 8,500,000 8,767,475
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 5,000,000 5,143,968
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 46,895,000 47,778,694
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 55,745,000 56,480,271
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 B , 5% , 6/01/48 14,325,000 14,492,007
f
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.25% ,
7/01/40 ........................................................ 7,065,000 7,390,391
f
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.5% , 7/01/50 21,145,000 22,146,618
f
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 6% , 7/01/53 12,485,000 13,370,924
f
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 B , Refunding , 6.5% ,
7/01/32 ........................................................ 2,470,000 2,466,595
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 5,500,000 5,517,224
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/47 .... 8,650,000 8,658,537
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/43 ...................................... 10,000,000 10,508,753
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/49 ...................................... 18,990,000 19,888,941
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/52 ....................................................... 43,040,000 46,059,385
Samuel Merritt University , Revenue , 2022 , 5.25% , 6/01/53 ................... 39,750,000 43,401,471
University of La Verne , Revenue , 2017 A , Refunding , 4% , 6/01/47 ............. 10,500,000 10,226,793
California Pollution Control Financing Authority ,
f
Poseidon Resources Channelside LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/39 7,250,000 7,599,703
f
Poseidon Resources Channelside LP , Revenue , 144A, 2019 , Refunding , 5% ,
11/21/45 ....................................................... 11,365,000 11,757,100
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/30 ....... 5,200,000 5,702,511
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/31 ....... 3,000,000 3,324,838
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/32 ....... 5,500,000 6,160,272
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/33 ....... 6,000,000 6,765,565
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/34 ....... 3,250,000 3,646,178
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/35 ....... 3,250,000 3,622,550
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/36 ....... 2,650,000 2,941,010
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/37 ....... 2,300,000 2,536,068
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/38 ....... 2,000,000 2,192,609
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 11/21/45 ...... 2,200,000 2,341,939
San Jose Water Co. , Revenue , 2016 , 4.75% , 11/01/46 ...................... 15,000,000 15,098,579

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... $ 630,000 $ 648,700
f
California School Finance Authority ,
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 2.125% , 8/01/31 . 500,000 452,893
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/36 .... 325,000 324,053
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/41 .... 525,000 501,836
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/51 .... 800,000 719,106
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/52 .... 2,935,000 2,963,506
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/43 ............................................ 1,000,000 1,021,915
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5.25% , 6/01/53 ......................................... 1,550,000 1,584,859
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/42 ....................................................... 1,325,000 1,376,512
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/52 ....................................................... 2,265,000 2,314,135
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/61 ....................................................... 3,905,000 3,963,677
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/29 ............................................ 250,000 254,873
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/38 ............................................ 465,000 465,164
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/48 ............................................ 675,000 631,095
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2024 A , 5% ,
7/01/54 ........................................................ 525,000 547,364
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.75% , 8/01/52 .................................................. 1,500,000 1,617,998
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 4% , 7/01/40 800,000 790,308
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.125% ,
6/01/53 ........................................................ 1,000,000 1,022,878
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.375% ,
5/01/63 ........................................................ 1,000,000 1,027,901
Value Schools , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/40 .............. 550,000 573,053
Value Schools , Revenue , 144A, 2023 A , Refunding , 5.25% , 7/01/48 ............ 725,000 753,373
California State Public Works Board ,
State of California , Revenue , 2014 B , 5% , 10/01/39 ........................ 10,000,000 10,012,286
State of California , Revenue , 2019 C , 5% , 11/01/44 ........................ 5,000,000 5,359,335
State of California , Revenue , 2021 D , 4% , 11/01/35 ........................ 1,210,000 1,279,415
California State University ,
Revenue , 2015 A , Refunding , 5% , 11/01/43 .............................. 11,000,000 11,190,831
Revenue , 2016 A , Refunding , 5% , 11/01/36 .............................. 3,760,000 3,880,584
e
Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% , 11/01/26 .............. 12,000,000 11,090,999
Revenue , 2017 A , Refunding , 5% , 11/01/42 .............................. 12,310,000 12,886,067
Revenue , 2017 A , Refunding , 5% , 11/01/47 .............................. 53,000,000 55,205,182
Revenue , 2018 A , Refunding , 5% , 11/01/39 .............................. 3,675,000 3,952,850
Revenue , 2018 A , Refunding , 5% , 11/01/43 .............................. 3,330,000 3,544,908
Revenue , 2018 A , Refunding , 5% , 11/01/48 .............................. 17,385,000 18,380,324
Revenue , 2019 A , 5% , 11/01/44 ....................................... 40,010,000 42,834,990
Revenue , 2019 A , 5% , 11/01/49 ....................................... 77,595,000 82,605,418
California Statewide Communities Development Authority ,
Revenue , 2004 A , AGMC Insured , 5.25% , 10/01/24 ........................ 60,000 60,108
Special Assessment , 2024 A , 5% , 9/02/54 ............................... 1,290,000 1,340,866
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 3,305,000 3,498,420
Adventist Health System/West Obligated Group , Revenue , 2015 A , Refunding , 5% ,
3/01/35 ........................................................ 9,250,000 9,421,781

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Adventist Health System/West Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/48 ........................................................ $ 67,585,000 $ 69,101,242
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 5% , 7/01/48 ..... 7,980,000 8,276,764
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.25% , 9/01/52 ............................................. 1,650,000 1,740,943
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/34 .................................................... 350,000 382,187
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/39 .................................................... 745,000 795,283
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,230,000 1,295,889
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 500,000 521,228
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 750,000 776,753
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/44 ....... 875,000 915,192
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/49 ....... 820,000 848,521
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/54 ....... 850,000 877,473
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,068,924
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,850,000 1,935,405
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/43 ......... 1,030,000 1,092,231
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/48 ......... 1,120,000 1,166,512
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/53 ......... 1,000,000 1,034,880
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/38 ....... 1,715,000 1,847,346
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/43 ....... 380,000 401,791
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 1,250,000 1,293,601
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.5% , 9/01/53 ...... 1,770,000 1,907,389
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5% ,
8/15/42 ........................................................ 600,000 654,933
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.125% ,
8/15/47 ........................................................ 880,000 953,814
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.25% ,
8/15/52 ........................................................ 11,215,000 12,142,408
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.375% ,
8/15/57 ........................................................ 17,930,000 19,514,090
Marin General Hospital Obligated Group , Revenue , 2018 A , 5% , 8/01/34 ........ 1,225,000 1,273,876
USC Obligated Group , Revenue , 2018 , Refunding , 4% , 1/01/34 ............... 3,485,000 3,576,600
Carlsbad Unified School District , GO , 2011 C , Zero Cpn., 8/01/35 ...............
33,000,000 37,819,719
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 15,505,000 17,113,313
Cerritos Community College District , GO , 2014 A , 4% , 8/01/44 .................
10,000,000 9,941,163
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 27,681,142
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 4% , 9/01/29 ...................................... 350,000 355,145
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/34 ...................................... 650,000 704,114
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 830,000 889,671
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 795,000 828,906
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 675,000 702,327
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 740,000 766,319

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Community Facilities District, (continued)
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... $ 1,710,000 $ 1,666,400
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 1,000,000 942,605
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 1,250,000 1,148,638
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/37 ...................................... 2,740,000 2,955,845
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.25% , 9/01/42 ................................... 2,000,000 2,145,301
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/47 ................................... 2,000,000 2,130,506
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/52 ................................... 2,695,000 2,854,850
Chino Valley Unified School District ,
GO , 2020 B , 3.375% , 8/01/50 ......................................... 20,500,000 18,054,573
GO , 2020 B , 5% , 8/01/55 ............................................ 10,000,000 10,671,620
City & County of San Francisco ,
GO , 2022 R-1 , Refunding , 5% , 6/15/26 ................................. 5,000,000 5,242,148
f
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.75% , 9/01/50 ..... 850,000 927,952
f
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.75% , 9/01/53 .......... 1,835,000 1,997,150
City of Beaumont ,
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 540,449
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/43 ........ 625,000 660,841
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/48 ........ 745,000 779,879
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/53 ........ 950,000 985,269
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 400,000 430,114
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 650,000 684,819
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,042,456
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,553,506
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/45 .................................................... 650,000 629,285
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,500,000 1,409,089
City of Dixon , Community Facilities District No. 2019-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ....................................... 1,000,000 1,038,823
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.25% , 9/01/42 .................................................. 2,005,000 2,150,489
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/47 ................................................... 2,630,000 2,822,180
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/51 ................................................... 3,040,000 3,252,081
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5.125% , 9/01/43 ................................................. 1,275,000 1,351,995
City of Fillmore ,
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,000,000 1,077,170
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,100,000 1,163,080
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 2,375,000 2,466,488
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 3,740,000 3,878,850

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/45 ........... $ 850,000 $ 817,185
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/50 ........... 900,000 842,802
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/45 ........... 1,100,000 1,040,020
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,545,000 1,410,722
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/40 ........... 750,000 740,879
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,500,000 1,393,835
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/41 ........... 530,000 524,738
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/46 ........... 475,000 454,188
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/51 ........... 1,825,000 1,701,263
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/45 ........... 600,000 628,964
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/53 ........... 500,000 518,546
City of Irvine ,
Assessment District No. 21-1 , 1915 Act, Special Assessment , Refunding , 4% ,
9/02/26 ........................................................ 1,245,000 1,272,341
Assessment District No. 21-1 , 1915 Act, Special Assessment , Refunding , 4% ,
9/02/27 ........................................................ 1,500,000 1,547,091
City of Laguna Beach ,
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.375% ,
9/02/39 ........................................................ 1,685,000 1,737,302
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.625% ,
9/02/44 ........................................................ 1,000,000 1,028,948
City of Lake Elsinore , Community Facilities District No. 2006-6 , Special Tax , 2022 ,
4.75% , 9/01/52 ................................................... 1,000,000 1,002,717
City of Lincoln ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/39 .................................................... 290,000 290,224
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/40 .................................................... 160,000 159,542
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/43 .................................................... 320,000 312,627
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/42 ........ 2,015,000 2,107,919
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/47 ........ 3,430,000 3,567,908
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/52 ........ 2,090,000 2,163,215
City of Long Beach ,
Harbor , Revenue , 2017 C , Refunding , 5% , 5/15/47 ......................... 15,660,000 16,154,485
Harbor , Revenue , 2019 A , 5% , 5/15/44 .................................. 15,045,000 16,087,185
Harbor , Revenue , 2019 A , 5% , 5/15/49 .................................. 8,705,000 9,274,639
City of Los Angeles ,
Department of Airports , Revenue , 2015 D , 5% , 5/15/33 ..................... 11,420,000 11,533,790
Department of Airports , Revenue , 2015 D , 5% , 5/15/41 ..................... 17,000,000 17,109,159
Department of Airports , Revenue , 2016 B , 5% , 5/15/41 ...................... 10,000,000 10,153,700
Department of Airports , Revenue , 2016 B , 5% , 5/15/46 ...................... 15,265,000 15,444,828
Department of Airports , Revenue , 2017 A , 5% , 5/15/42 ...................... 3,680,000 3,762,496
Department of Airports , Revenue , 2017 A , 5% , 5/15/47 ...................... 51,110,000 51,999,207
Department of Airports , Revenue , 2017 B , 5% , 5/15/42 ...................... 4,000,000 4,171,788
Department of Airports , Revenue , 2018 A , 5% , 5/15/44 ...................... 32,985,000 33,860,056
Department of Airports , Revenue , 2018 A , 5.25% , 5/15/48 ................... 10,000,000 10,340,124
Department of Airports , Revenue , 2018 C , 5% , 5/15/37 ..................... 9,550,000 9,893,288
Department of Airports , Revenue , 2018 C , 5% , 5/15/44 ..................... 39,405,000 40,318,045
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/43 ............. 16,995,000 18,229,566
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/48 ............. 33,145,000 35,184,780
Department of Airports , Revenue , 2019 A , Refunding , 5% , 5/15/49 ............. 10,000,000 10,276,096
Department of Airports , Revenue , 2019 C , 5% , 5/15/39 ..................... 2,305,000 2,505,025
Department of Airports , Revenue , 2019 E , 5% , 5/15/44 ...................... 23,485,000 24,974,912
Department of Airports , Revenue , 2019 E , 5% , 5/15/49 ...................... 10,495,000 11,040,392
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 10,005,000 11,128,702

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/36 ............. $ 6,000,000 $ 6,651,636
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 5,000,000 5,517,309
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/38 ............. 15,925,000 17,520,373
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 22,485,000 24,538,726
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/36 ............. 3,665,000 3,969,272
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/38 ............. 4,920,000 5,293,433
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/41 ............. 7,005,000 7,433,218
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/46 ............. 25,965,000 27,242,385
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/51 ............. 26,450,000 27,605,148
Department of Airports , Revenue , 2021 D , 5% , 5/15/33 ..................... 4,735,000 5,202,752
Department of Airports , Revenue , 2021 D , 5% , 5/15/34 ..................... 2,500,000 2,740,990
Department of Airports , Revenue , 2021 D , Pre-Refunded , 5% , 5/15/34 .......... 140,000 156,997
Department of Airports , Revenue , 2022 C , Refunding , 5% , 5/15/45 ............. 8,000,000 8,465,119
Department of Airports , Revenue, Senior Lien , 2015 A , 5% , 5/15/40 ............ 3,000,000 3,020,650
Department of Airports , Revenue, Senior Lien , 2020 B , Refunding , 4% , 5/15/39 ... 2,000,000 2,065,259
Department of Airports , Revenue, Senior Lien , 2020 C , 5% , 5/15/37 ............ 6,595,000 7,050,988
Department of Airports , Revenue, Senior Lien , 2022 G , 5% , 5/15/29 ............ 2,000,000 2,162,214
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/42 ............ 16,575,000 16,179,532
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/47 ............ 11,325,000 10,885,969
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/42 ............ 1,415,000 1,501,603
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/47 ............ 25,000,000 26,328,512
Department of Airports , Revenue, Senior Lien , 2022 H , 5.25% , 5/15/47 ......... 24,000,000 25,645,608
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/42 ............. 2,360,000 2,642,112
Department of Airports , Revenue, Senior Lien , 2022 I , 4% , 5/15/48 ............. 2,000,000 1,989,283
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/48 ............. 6,265,000 6,885,406
Wastewater System , Revenue , 2015 A , 5% , 6/01/44 ........................ 9,500,000 9,602,666
Wastewater System , Revenue , 2015 C , Refunding , 5% , 6/01/45 ............... 24,190,000 24,444,648
Wastewater System , Revenue , 2018 A , 5% , 6/01/43 ........................ 10,000,000 10,541,988
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/37 ........................................................ 320,000 320,077
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 3% ,
9/01/43 ........................................................ 135,000 106,130
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/51 ........................................................ 565,000 525,011
Community Facilities District No. 2022-1 Quartz Ranch , Special Tax , 2023 A , 5% ,
9/01/38 ........................................................ 500,000 540,449
Community Facilities District No. 2022-1 Quartz Ranch , Special Tax , 2023 A , 5% ,
9/01/43 ........................................................ 600,000 634,408
Community Facilities District No. 2022-1 Quartz Ranch , Special Tax , 2023 A , 5% ,
9/01/48 ........................................................ 700,000 732,772
Community Facilities District No. 2022-1 Quartz Ranch , Special Tax , 2023 A , 5% ,
9/01/53 ........................................................ 1,000,000 1,037,126
g
Community Facilities District No. 2022-1 Quartz Ranch , Special Tax , 2024 A , 5% ,
9/01/54 ........................................................ 1,000,000 1,048,265
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 916,849
City of Ontario ,
Community Facilities District No. 13 , Special Tax , 2021 , Refunding , 4% , 9/01/38 ... 400,000 388,247
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/43 ........... 410,000 402,135
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,565,000 1,465,916
Community Facilities District No. 53 , Special Tax , 2021 , 4% , 9/01/36 ........... 525,000 524,137
Community Facilities District No. 53 , Special Tax , 2021 , 4% , 9/01/42 ........... 650,000 617,763
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/42 ........... 750,000 791,853
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/47 ........... 800,000 832,165
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/53 ........... 845,000 873,470

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Ontario, (continued)
Community Facilities District No. 57 , Special Tax , 2022 , 4.25% , 9/01/37 ......... $ 415,000 $ 418,192
Community Facilities District No. 57 , Special Tax , 2022 , 4.625% , 9/01/42 ........ 650,000 660,999
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/47 ......... 840,000 848,459
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/52 ......... 825,000 826,962
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,410,000 1,526,995
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/44 ........... 1,795,000 1,890,797
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/49 ........... 1,000,000 1,038,035
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/54 ........... 1,000,000 1,030,703
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... 7,500,000 7,643,294
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 22,541,066
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.125% , 9/01/43 ................................... 525,000 556,704
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 1,100,000 1,164,509
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 885,000 932,408
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 550,000 573,351
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/53 ...................................... 525,000 544,491
City of Riverside , Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/40 .............
25,000,000 25,384,482
City of Roseville ,
Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 .................... 5,000 5,007
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,165,000 1,259,247
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,057,346
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 1,000,000 1,046,817
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,150,000 1,192,694
City of Sacramento ,
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/43 .................... 13,555,000 14,115,381
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/48 .................... 21,415,000 22,137,765
City of San Diego ,
Community Facilities District No. 2 , Special Tax , 2021 , Refunding , 4% , 9/01/28 .... 880,000 912,646
Community Facilities District No. 2 , Special Tax , 2021 , Refunding , 4% , 9/01/29 .... 690,000 719,472
Community Facilities District No. 2 , Special Tax , 2021 , Refunding , 4% , 9/01/30 .... 425,000 444,037
City of San Francisco ,
Public Utilities Commission Water , Revenue , 2023 AB-A , 5.25% , 11/01/48 ....... 47,895,000 54,272,943
Public Utilities Commission Water , Revenue , 2023 AB-A , 5.25% , 11/01/52 ....... 40,170,000 45,221,534
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/42 .................................................... 575,000 544,427
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/47 .................................................... 1,460,000 1,331,069
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/52 .................................................... 3,530,000 3,115,458
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/49 .................................................... 325,000 338,798
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,345,000 1,394,934

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... $ 14,400,000 $ 14,691,591
City of Vernon ,
Electric System , Revenue , 2021 A , 5% , 10/01/24 .......................... 2,500,000 2,502,734
Electric System , Revenue , 2021 A , 5% , 4/01/28 ........................... 2,000,000 2,132,737
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/34 .................. 1,350,000 1,503,428
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/39 .................. 425,000 463,941
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/40 .................. 365,000 396,637
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/41 .................. 420,000 454,397
City of Wildomar ,
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/42 ........ 800,000 849,657
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/47 ........ 1,000,000 1,049,913
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,200,000 1,252,479
f
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 9,000,000 6,627,934
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 54,800,000 49,664,763
f
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 21,528,022
f
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 66,923,739
f
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 25,079,555
f
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 20,860,092
Coachella Valley Unified School District ,
GO , 2016 F , BAM Insured , 5% , 8/01/46 ................................. 7,135,000 7,271,844
GO , C , AGMC Insured , Zero Cpn., 8/01/36 ............................... 8,000,000 5,281,610
GO , C , AGMC Insured , Zero Cpn., 8/01/37 ............................... 8,000,000 5,050,228
GO , C , AGMC Insured , Zero Cpn., 8/01/40 ............................... 7,500,000 4,048,087
GO , C , AGMC Insured , Zero Cpn., 8/01/43 ............................... 10,000,000 4,494,230
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 7,654,876
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 .............
1,200,000 1,283,448
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 ..............
7,500,000 8,006,606
g
Corona Community Facilities District ,
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 1,600,000 1,701,456
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,600,000 1,690,992
Corona-Norco Unified School District ,
GO , 1998 B , AGMC Insured , Zero Cpn., 9/01/24 ........................... 2,620,000 2,620,000
GO , 1998 B , AGMC Insured , Zero Cpn., 3/01/25 ........................... 1,400,000 1,379,805
GO , 1998 C , NATL Insured , Zero Cpn., 9/01/25 ........................... 4,655,000 4,520,063
GO , 1998 C , NATL Insured , Zero Cpn., 9/01/26 ........................... 6,080,000 5,735,376
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% ,
9/01/48 ......................................................... 1,000,000 1,046,817
g
County of Los Angeles ,
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 1,400,000 1,487,388
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/49 ................................................ 1,400,000 1,474,979
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,750,000 1,837,886
County of Orange ,
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/37 ...... 1,300,000 1,405,569
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/42 ...... 850,000 904,885
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/47 ...... 1,250,000 1,304,259
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/52 ...... 8,200,000 8,519,104

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... $ 900,000 $ 931,956
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,360,000 1,370,244
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,000,000 1,001,066
County of Riverside , Community Facilities District No. 07-2 , Special Tax , 2020 , AGMC
Insured , 4% , 9/01/45 ............................................... 2,730,000 2,710,585
County of Sacramento ,
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/41 ................... 9,000,000 9,189,843
Airport System , Revenue, Senior Lien , 2016 A , Refunding , 5% , 7/01/41 ......... 10,000,000 10,248,305
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/41 ........ 325,000 306,890
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/46 ........ 325,000 294,420
f
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,800,000 8,323,988
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,525,678
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,964,860
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 11,678,125
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 7,000,000 5,418,333
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 2.8% , 3/01/47 21,400,000 16,697,068
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 7,430,000 5,435,220
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-1 , 3.25% , 7/01/43 ......... 6,530,000 5,326,734
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 18,250,000 16,069,769
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 16,110,000 12,553,208
Dublin , Revenue, Senior Lien , 144A, 2021 A-1 , 2.45% , 2/01/47 ............... 37,300,000 31,406,704
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 45,500,000 33,296,991
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,282,552
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 18,355,000 17,265,517
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 54,465,000 42,189,139
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 8,000,000 6,486,728
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 13,300,856
Parrallel-Anaheim , Revenue , 144A, 2021 A , 4% , 8/01/56 .................... 17,645,000 15,882,069
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 2.65% , 12/01/46 ..... 1,415,000 1,122,737
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 39,820,000 28,222,795
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 18,625,000 18,406,730
Theo Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3.5% , 5/01/47 ........ 5,000,000 4,274,884
Towne at Glendale Apartments , Revenue , 144A, 2022 A , Zero Cpn., 9/01/62 ..... 53,000,000 34,412,667
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 10,066,272
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 5,000,000 3,620,238
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 14,500,000 10,427,907
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 21,585,210
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 19,744,013
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,881,246
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/40 ........ 625,000 625,513
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/45 ........ 700,000 680,541
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 9,229,244
East Bay Municipal Utility District ,
Water System , Revenue , 2015 A , Refunding , 5% , 6/01/36 ................... 7,355,000 7,453,591
Water System , Revenue , 2015 C , 4% , 6/01/45 ............................ 9,070,000 9,054,232
Water System , Revenue , 2017 A , Refunding , 5% , 6/01/45 ................... 4,240,000 4,426,346
Water System , Revenue , 2019 A , 5% , 6/01/44 ............................ 4,000,000 4,290,437

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Eastern Municipal Water District ,
Revenue , 2021 A , Refunding , 4% , 7/01/28 ............................... $ 2,480,000 $ 2,630,989
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,175,000 1,239,241
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,485,000 2,581,475
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/46 ....... 2,815,000 2,586,404
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/51 ....... 3,405,000 3,036,263
Community Facilities District No. 2019-83 , Special Tax , 2022 , 4% , 9/01/51 ....... 2,790,000 2,491,780
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/48 ....... 855,000 895,029
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/54 ....... 1,775,000 1,838,315
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 31,052,528
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,520,166
Fairfax School District , GO , 2011 , AGMC Insured , Zero Cpn., 11/01/48 ...........
10,380,000 3,352,915
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 1,005,116 890,996
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 17,429,445
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/39 ............................................ 715,000 768,828
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/44 ............................................ 775,000 816,516
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 425,000 443,044
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/53 ............................................ 485,000 503,006
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AGMC Insured , 5.5% , 1/15/31 ................. 35,000,000 40,348,777
Revenue , 2013 A , Refunding , AGMC Insured , 5.625% , 1/15/32 ............... 37,260,000 42,994,366
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 98,000,000 116,821,243
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/37 .............. 41,250,000 26,648,420
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/38 .............. 77,650,000 47,947,073
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/39 .............. 56,100,000 32,965,286
Revenue , 2013 A , Refunding , Zero Cpn., 1/15/42 .......................... 130,000,000 62,076,222
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/25 .................... 20,660,000 20,465,263
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/26 .................... 23,475,000 22,689,137
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/27 .................... 15,000,000 14,134,260
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,838,372
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/29 .................... 35,310,000 31,617,633
Revenue, Senior Lien , 2021 A , Refunding , 4% , 1/15/46 ..................... 17,500,000 17,032,186
Fowler Unified School District ,
GO , 2010 C , AGMC Insured , Zero Cpn., 8/01/41 .......................... 3,095,000 1,584,438
GO , 2010 C , AGMC Insured , Zero Cpn., 8/01/42 .......................... 3,005,000 1,462,512
Fresno Unified School District ,
GO , 2020 B , 5% , 8/01/46 ............................................ 2,635,000 2,841,594
GO , 2020 B , 4% , 8/01/48 ............................................ 3,205,000 3,188,464
GO , 2020 B , 4% , 8/01/52 ............................................ 6,585,000 6,495,088
GO , 2020 B , 4% , 8/01/55 ............................................ 4,000,000 3,962,671
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28
8,630,000 7,437,432
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 995,000 995,000
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 21,350,000 22,175,869
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/46 ........ 250,000 227,758
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/51 ........ 500,000 439,606

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Golden Valley Unified School District Financing Authority, (continued)
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/56 ........ $ 745,000 $ 644,449
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 9,931,783
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 645,716
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 ..............
20,000,000 24,475,446
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 12,379,649
Hemet Unified School District ,
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,500,000 1,577,064
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,000,000 1,042,387
g
Community Facilities District No. 2021-7 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,052,840
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,044,553
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
8,595,000 7,467,975
Imperial Irrigation District , Electric System , Revenue , 2016 B-2 , Refunding , 5% ,
11/01/27 ........................................................ 1,000,000 1,058,851
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 4,000,000 4,250,823
f
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/36 ... 700,000 721,691
f
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/41 ... 900,000 911,780
f
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/46 ... 925,000 926,422
f
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/51 ... 1,250,000 1,231,593
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/46 ........... 1,000,000 811,776
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/56 ........... 2,000,000 1,470,304
Millennium Housing LLC , Revenue , 2022 , Refunding , 4% , 9/15/42 ............. 2,000,000 1,960,478
Millennium Housing LLC , Revenue , 2022 , Refunding , 4.25% , 9/15/50 ........... 2,000,000 1,951,647
Millennium Housing LLC , Revenue , 2022 , Refunding , 5% , 9/15/50 ............. 2,000,000 2,093,260
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/40 ...................................... 2,945,000 2,892,231
Special Tax , 2020 A , 4% , 9/01/44 ...................................... 6,215,000 5,921,440
Special Tax , 2020 A , BAM Insured , 4% , 9/01/50 ........................... 7,960,000 7,816,684
Community Facilities District No. 01-1 , Special Tax , 2015 , Refunding , BAM Insured ,
5% , 9/01/38 .................................................... 7,000,000 7,054,045
Community Facilities District No. 09-1 , Special Tax , 2017 D , 5% , 3/01/57 ........ 10,940,000 11,148,976
Jefferson Union High School District ,
GO , 2000 A , Refunding , NATL Insured , 6.45% , 8/01/25 ..................... 685,000 699,052
GO , 2000 A , Refunding , NATL Insured , 6.45% , 8/01/29 ..................... 3,075,000 3,365,761
Jurupa Community Services District ,
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/39 .......... 135,000 135,033
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/40 .......... 140,000 139,272
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/50 .......... 1,000,000 924,787
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/46 .......... 900,000 843,520
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/51 .......... 875,000 798,953
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,858,219
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/47 .. 350,000 365,752
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/52 .. 500,000 520,243
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,250,000 1,305,901
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 850,000 882,230
Lakeside Union School District , GO , 2010 B , Zero Cpn., 8/01/45 ................
11,540,000 4,705,657
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 41,167,133
Lancaster School District ,
GO , 2001 , NATL Insured , Zero Cpn., 8/01/25 ............................. 5,495,000 5,338,329
GO , 2001 , NATL Insured , Zero Cpn., 7/01/26 ............................. 5,965,000 5,629,313
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ......................
3,000,000 2,727,861
Lawndale Redevelopment Agency ,
Tax Allocation , 2009 , AGMC Insured , 5.5% , 8/01/39 ........................ 10,280,000 10,297,387

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lawndale Redevelopment Agency, (continued)
Tax Allocation , 2009 , AGMC Insured , 5.5% , 8/01/44 ........................ $ 6,085,000 $ 6,094,265
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/50 .....
20,990,000 6,617,043
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 15,075,219
Long Beach Bond Finance Authority ,
Revenue , 2007 A , 5.5% , 11/15/28 ..................................... 8,000,000 8,623,330
Revenue , 2007 A , 5% , 11/15/29 ....................................... 17,465,000 18,677,401
Revenue , 2007 A , 5.5% , 11/15/30 ..................................... 5,000,000 5,530,251
Revenue , 2007 A , 5% , 11/15/35 ....................................... 69,855,000 77,889,743
Revenue , 2007 A , 5.5% , 11/15/37 ..................................... 35,000,000 41,042,946
Los Angeles Community College District ,
GO , 2015 C , Refunding , 5% , 8/01/25 ................................... 5,890,000 6,029,550
GO , 2016 D , 5% , 8/01/25 ............................................ 6,620,000 6,776,846
Los Angeles County Metropolitan Transportation Authority ,
Revenue , 2021 A , 5% , 6/01/26 ........................................ 4,000,000 4,179,576
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/35 ....................... 17,655,000 18,240,470
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/37 ....................... 10,970,000 11,310,148
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/38 ....................... 7,705,000 7,935,471
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,146,384
Sales Tax , Revenue , 2017 A , 5% , 7/01/38 ............................... 10,455,000 11,018,279
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,860,000 8,262,859
Sales Tax , Revenue , 2017 A , 5% , 7/01/41 ............................... 12,350,000 12,932,640
Sales Tax , Revenue , 2017 A , 5% , 7/01/42 ............................... 26,910,000 28,133,974
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/32 ....................... 6,700,000 7,570,483
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/35 ....................... 18,960,000 21,304,328
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/36 ....................... 5,375,000 6,014,934
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/37 ....................... 10,330,000 11,521,176
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/28 ...................... 3,830,000 4,223,342
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/36 ...................... 2,500,000 2,862,291
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 3,875,000 4,401,232
Los Angeles County Sanitation Districts Financing Authority ,
Revenue , 2022 A , 5% , 10/01/25 ....................................... 6,830,000 7,023,898
Los Angeles County Sanitation District No. 20 , Revenue , 2016 A , Refunding , 4% ,
10/01/42 ....................................................... 16,430,000 16,417,490
Los Angeles Department of Water , Water System , Revenue , 2020 C , Refunding , 5% ,
7/01/41 ......................................................... 6,455,000 7,085,430
Los Angeles Department of Water & Power ,
Power System , Revenue , 2014 D , Refunding , 5% , 7/01/44 ................... 43,985,000 44,032,306
Power System , Revenue , 2015 A , Refunding , 5% , 7/01/35 ................... 15,105,000 15,199,649
Power System , Revenue , 2015 A , Refunding , 5% , 7/01/36 ................... 17,795,000 17,904,160
Power System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 15,000,000 15,278,871
Power System , Revenue , 2016 B , 5% , 7/01/35 ............................ 11,995,000 12,315,893
Power System , Revenue , 2017 A , 5% , 7/01/42 ............................ 22,375,000 23,203,318
Power System , Revenue , 2017 A , 5% , 7/01/47 ............................ 5,000,000 5,159,464
Power System , Revenue , 2017 C , 5% , 7/01/47 ............................ 99,525,000 103,348,611
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/38 ................... 8,960,000 9,560,050
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/39 ................... 8,215,000 8,753,968
Power System , Revenue , 2019 A , 5% , 7/01/45 ............................ 9,535,000 10,123,778
Power System , Revenue , 2019 A , 5.25% , 7/01/49 ......................... 12,555,000 13,397,034
Power System , Revenue , 2019 D , Refunding , 5% , 7/01/44 ................... 17,555,000 18,814,250
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/40 ................... 9,020,000 9,955,066
Power System , Revenue , 2021 B , Refunding , 5% , 7/01/48 ................... 20,800,000 22,525,506
Power System , Revenue , 2021 C , 5% , 7/01/45 ............................ 14,455,000 15,852,508
Power System , Revenue , 2022 A , 5% , 7/01/51 ............................ 8,500,000 9,217,913
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/40 ................... 6,000,000 6,765,198
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 5,000,000 5,593,376
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/42 ................... 6,250,000 6,957,009

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... $ 5,000,000 $ 5,546,676
Power System , Revenue , 2023 A , Refunding , 5% , 7/01/31 ................... 10,000,000 11,624,033
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/41 ................... 29,820,000 30,451,805
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 24,610,000 25,073,953
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/41 ................... 34,330,000 35,624,571
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................... 18,475,000 19,123,524
Water System , Revenue , 2018 A , 5% , 7/01/25 ............................ 3,940,000 4,023,043
Water System , Revenue , 2018 A , 5% , 7/01/43 ............................ 5,425,000 5,694,479
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/43 ................... 8,380,000 8,854,917
Water System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 2,970,000 3,348,077
Los Angeles Unified School District ,
GO , 2016 A , Refunding , 5% , 7/01/26 ................................... 4,000,000 4,081,302
GO , 2017 A , Refunding , 5% , 7/01/25 ................................... 18,750,000 19,151,419
GO , 2020 C , 4% , 7/01/33 ............................................ 7,000,000 7,426,189
GO , 2020 C , 4% , 7/01/36 ............................................ 8,975,000 9,378,409
GO , 2020 RYQ , 4% , 7/01/44 ......................................... 10,730,000 10,835,299
GO , 2023 QRR , 5.25% , 7/01/48 ....................................... 25,000,000 28,551,098
Los Gatos-Saratoga Joint High School District ,
GO , A , Refunding , 4% , 8/01/39 ....................................... 10,635,000 10,638,620
GO , A , Refunding , 4% , 8/01/44 ....................................... 6,090,000 6,092,073
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 ..........
27,295,000 26,979,033
Marina Redevelopment Agency Successor Agency ,
Tax Allocation , 2023 A , 5% , 9/01/43 .................................... 1,000,000 1,051,983
Tax Allocation , 2023 B , 5% , 9/01/43 .................................... 2,100,000 2,209,163
Menifee Union School District ,
Special Tax , 2023 , 5% , 9/01/48 ....................................... 500,000 523,408
Special Tax , 2023 , 5% , 9/01/54 ....................................... 1,230,000 1,276,639
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/45 .................................................... 875,000 859,065
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/51 .................................................... 1,825,000 1,734,357
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/26 .................................................... 75,000 75,975
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/27 .................................................... 140,000 142,697
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/28 .................................................... 105,000 107,542
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 1,000,000 1,057,196
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 2,000,000 2,099,861
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.25% , 9/01/52 .................................................. 2,000,000 2,107,480
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/35 ........ 200,000 203,587
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/44 ........ 565,000 546,376
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/51 ........ 675,000 625,226
Metropolitan Water District of Southern California ,
Revenue , 2019 A , Refunding , 5% , 7/01/25 ............................... 10,000,000 10,203,304
Revenue , 2020 A , 5% , 10/01/45 ....................................... 15,665,000 16,852,368
Revenue , 2022 B , Refunding , 3% , 7/01/28 ............................... 20,000,000 20,298,318
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/30 ................................. 2,505,000 2,690,772
Revenue , 2020 , Refunding , 5% , 4/01/32 ................................. 4,095,000 4,366,266
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,150,000 1,221,130
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,200,000 1,271,416
Revenue , 2020 , Refunding , 5% , 4/01/36 ................................. 4,980,000 5,258,782

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... $ 11,220,000 $ 11,159,820
Modesto High School District , GO , 2002 A , NATL Insured , Zero Cpn., 5/01/27 ......
12,770,000 11,841,307
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
11,190,000 11,550,508
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,523,788
Moreno Valley Unified School District ,
GO , 2004 A , AGMC Insured , ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,832,098
GO , 2004 A , AGMC Insured , ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 5,954,369
GO , 2018 B , AGMC Insured , 5% , 8/01/47 ................................ 6,075,000 6,392,722
Mount Diablo Unified School District , GO , 2022 B , Refunding , 4% , 8/01/25 ........
3,100,000 3,138,660
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 54,944,439
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 32,434,635
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/24 ........ 60,000 60,000
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/44 ........ 500,000 462,035
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/51 ........ 1,000,000 882,790
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 23,813,648
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017 A , Refunding , 5% , 3/01/36 ............................... 4,590,000 4,710,328
Revenue , 2017 A , Refunding , 5% , 3/01/37 ............................... 4,475,000 4,585,931
Revenue , 2017 A , Refunding , 5% , 3/01/41 ............................... 12,685,000 12,907,424
Revenue , 2017 B , Refunding , 5% , 3/01/47 ............................... 10,000,000 10,302,707
Revenue , 2021 A , Refunding , 5% , 3/01/32 ............................... 1,800,000 1,967,555
Revenue , 2021 B , Refunding , 5% , 3/01/29 ............................... 500,000 555,996
Revenue , 2021 B , Refunding , 5% , 3/01/30 ............................... 600,000 679,285
Northern California Sanitation Agencies Financing Authority ,
Sacramento Area Sewer District , Revenue , 2014 A , Refunding , 5% , 12/01/44 ..... 25,000,000 25,022,570
Sacramento Area Sewer District , Revenue , 2020 A , Refunding , 5% , 12/01/27 ..... 2,960,000 3,217,239
Oceanside Unified School District ,
GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/38 ........................... 10,590,000 6,311,213
GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/39 ........................... 7,860,000 4,441,339
GO , 2015 , Refunding , 5% , 8/01/48 ..................................... 12,000,000 12,149,821
GO , 2022 , Refunding , 5% , 8/01/39 ..................................... 1,005,000 1,131,079
GO , G , 5% , 8/01/40 ................................................ 1,020,000 1,143,202
GO , G , 5% , 8/01/43 ................................................ 1,000,000 1,107,409
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/48 ..... 1,550,000 1,678,384
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/53 ..... 1,200,000 1,293,487
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.75% , 8/15/53 .... 1,085,000 1,180,148
Orange County Water District ,
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/28 ........................... 11,750,000 12,411,988
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/34 ........................... 3,305,000 3,718,801
COP , 2003 B , Pre-Refunded , NATL Insured , 5% , 8/15/34 .................... 4,140,000 4,836,005
Palomar Community College District , GO , 2010 B , Zero Cpn., 8/01/39 ............
69,410,000 82,137,906
Palomar Health ,
Obligated Group , GO , 2009 A , AGMC Insured , 7% , 8/01/38 .................. 36,000,000 41,193,270
Obligated Group , GO , 2010 A , 6.75% , 8/01/40 ............................ 60,000,000 68,625,900
Palomar Health Obligated Group , Revenue , 2017 , Refunding , AGMC Insured , 5% ,
11/01/47 ....................................................... 35,000,000 35,967,047
Panoche Financing Authority ,
Panoche Water District , Revenue , 2021 A , 4% , 9/01/43 ..................... 1,120,000 1,056,256
Panoche Water District , Revenue , 2021 A , 4% , 9/01/51 ..................... 6,070,000 5,358,535
Panoche Water District , Revenue , 2021 B , 1.408% , 9/01/24 .................. 125,000 125,000
Panoche Water District , Revenue , 2021 B , 1.553% , 9/01/25 .................. 130,000 125,389
Panoche Water District , Revenue , 2021 B , 2.006% , 9/01/27 .................. 395,000 364,074
Panoche Water District , Revenue , 2021 B , 2.456% , 9/01/29 .................. 415,000 370,121

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Panoche Financing Authority, (continued)
Panoche Water District , Revenue , 2021 B , 2.756% , 9/01/31 .................. $ 435,000 $ 374,184
Panoche Water District , Revenue , 2021 B , 3.106% , 9/01/35 .................. 880,000 723,336
Panoche Water District , Revenue , 2021 B , 3.571% , 9/01/40 .................. 1,155,000 913,840
Patterson Joint Unified School District ,
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/25 ........................... 2,170,000 2,108,319
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/26 ........................... 2,265,000 2,133,646
Perris Joint Powers Authority ,
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/43 ........ 1,445,000 1,371,657
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/48 ........ 1,250,000 1,147,665
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,125,000 1,026,315
Perris Union High School District ,
COP , 2019 , Refunding , BAM Insured , 5% , 10/01/48 ........................ 10,000,000 10,598,150
GO , 2019 A , AGMC Insured , 4% , 9/01/43 ................................ 5,540,000 5,590,714
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 10,861,155
Placentia-Yorba Linda Unified School District ,
GO , 2008 D , Zero Cpn., 8/01/43 ....................................... 27,955,000 13,314,597
GO , 2008 D , Zero Cpn., 8/01/46 ....................................... 89,200,000 35,117,344
GO , 2008 D , Zero Cpn., 8/01/49 ....................................... 85,000,000 29,014,674
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 10,318,782
Port of Oakland , Revenue , 2021 H , Refunding , 5% , 11/01/29 ...................
2,000,000 2,170,622
Poway Redevelopment Agency Successor Agency ,
Tax Allocation , 2015 A , Refunding , 5% , 12/15/31 .......................... 10,180,000 11,558,990
Tax Allocation , 2015 A , Refunding , 5% , 12/15/32 .......................... 11,215,000 12,888,038
Tax Allocation , 2015 A , Refunding , 5% , 6/15/33 ........................... 5,835,000 6,837,428
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/50 ........................................................ 7,500,000 7,502,609
Facilities Improvement District No. 2007-1 , GO , B , Zero Cpn., 8/01/46 .......... 45,000,000 17,049,852
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/42 ........................................................ 300,000 311,123
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/47 ........................................................ 500,000 515,443
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/53 ........................................................ 1,000,000 1,026,350
Regents of the University of California ,
Medical Center , Revenue , 2016 L , Refunding , 5% , 5/15/47 ................... 39,575,000 40,428,039
Medical Center , Revenue , 2022 P , 5% , 5/15/47 ........................... 116,410,000 127,326,872
Medical Center , Revenue , 2022 P , 4% , 5/15/53 ........................... 84,305,000 83,962,620
Regents of the University of California Medical Center , Medical Center , Revenue , 2016
L , Refunding , 5% , 5/15/41 ........................................... 10,000,000 10,281,317
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/41 ......
27,000,000 32,759,319
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/35 ..........
10,000,000 6,956,310
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 5% , 9/01/42 ............................ 4,000,000 4,353,918
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 4.25% , 9/01/47 ......................... 6,000,000 6,082,047
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 5.25% , 9/01/52 ......................... 11,000,000 11,959,080

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside County Transportation Commission , Sales Tax , Revenue , 2017 B , Refunding ,
5% , 6/01/31 ...................................................... $ 3,685,000 $ 3,960,017
Riverside Unified School District ,
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/39 ........................................................ 375,000 403,232
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 700,000 737,498
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 1,050,000 1,094,579
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,270,000 1,315,301
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 480,000 505,713
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 730,000 760,993
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 775,000 802,645
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/47 .......... 1,150,000 1,196,237
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/52 .......... 2,135,000 2,209,791
f
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 15,491,000 15,529,728
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 11,341,184
Rocklin Unified School District ,
GO , 2003 , NATL Insured , Zero Cpn., 8/01/25 ............................. 8,160,000 7,928,057
GO , 2003 , NATL Insured , Zero Cpn., 8/01/26 ............................. 8,695,000 8,198,461
GO , 2003 , NATL Insured , Zero Cpn., 8/01/27 ............................. 9,080,000 8,299,489
GO , 2003 , NATL Insured , Zero Cpn., 8/01/28 ............................. 16,615,000 14,716,110
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,441,356
Romoland School District ,
g
Special Tax , 2024 , 5% , 9/01/54 ....................................... 1,000,000 1,049,322
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 750,000 802,859
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,000,000 1,055,193
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,500,000 1,566,978
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.5% , 9/01/42 ....... 360,000 367,714
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.625% , 9/01/47 ..... 750,000 762,381
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 1,017,038
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 750,000 797,619
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 1,200,000 1,267,374
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.25% , 9/01/53 .................................................. 2,500,000 2,625,818
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/46 .................................................... 370,000 390,554
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,600,000 1,665,477
Community Facilities District No. 2020-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,049,495
Community Facilities District No. 91-1 , Special Tax , 2022 , 3.75% , 9/01/42 ........ 1,695,000 1,563,202
Community Facilities District No. 91-1 , Special Tax , 2022 , 4% , 9/01/46 .......... 5,085,000 4,827,514
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,100,549
Sacramento Area Flood Control Agency ,
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/41 ........................................... 13,740,000 14,222,696
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/43 ........................................... 20,000,000 20,647,204

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
$ 20,000,000 $ 19,440,432
Sacramento County Water Financing Authority ,
Sacramento County Water Agency , Revenue , 2019 , Refunding , 5% , 6/01/27 ..... 2,000,000 2,140,724
Sacramento County Water Agency , Revenue , 2022 A , 4% , 11/01/25 ............ 27,060,000 27,459,468
Sacramento Municipal Utility District ,
Revenue , 2021 I , Refunding , 5% , 8/15/25 ................................ 3,500,000 3,585,484
Revenue , 2022 J , Refunding , 5% , 8/15/26 ............................... 2,615,000 2,746,624
Sacramento Transportation Authority , Sales Tax , Revenue , 2023 , Refunding , 5% ,
10/01/37 ........................................................ 2,500,000 2,955,223
San Bernardino Community College District , GO , 2009 B , Zero Cpn., 8/01/48 ......
66,390,000 24,222,923
San Diego Community College District , GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ....
26,880,000 29,727,256
San Diego County Regional Airport Authority ,
Revenue , 2017 A , Refunding , 5% , 7/01/47 ............................... 5,000,000 5,170,301
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,275,890
Revenue , 2019 A , Refunding , 5% , 7/01/49 ............................... 5,000,000 5,295,442
Revenue , 2019 B , Refunding , 4% , 7/01/44 ............................... 5,000,000 4,803,400
Revenue , 2021 A , 5% , 7/01/56 ........................................ 10,000,000 10,719,518
Revenue , 2021 B , 5% , 7/01/33 ........................................ 4,000,000 4,363,245
Revenue , 2021 B , 4% , 7/01/36 ........................................ 3,610,000 3,578,270
Special Facilities , Revenue , 2014 A , 5% , 7/01/44 .......................... 5,645,000 5,648,620
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... 25,000,000 25,599,535
San Diego County Water Authority , Revenue, Sub. Lien , 2021 S-1 , Refunding ,
5% , 5/01/28 ...................................................... 2,335,000 2,547,653
San Diego Unified School District ,
GO , 2010 C , Zero Cpn., 7/01/48 ....................................... 29,840,000 29,062,256
GO , 2012 E , Zero Cpn., 7/01/47 ....................................... 74,270,000 62,526,413
GO , 2019 L , 4% , 7/01/49 ............................................ 30,000 29,906
GO , 2023 ZR-4B , Refunding , 5% , 7/01/40 ............................... 62,225,000 72,154,554
GO , 2023 ZR-4B , Refunding , 5% , 7/01/45 ............................... 31,605,000 35,636,205
GO , R-2 , Refunding , Zero Cpn., 7/01/40 ................................. 79,760,000 82,385,277
San Francisco Bay Area Rapid Transit District ,
GO , 2017 A-1 , 5% , 8/01/47 .......................................... 11,480,000 11,905,866
GO , 2020 C-1 , 4% , 8/01/33 .......................................... 1,560,000 1,645,757
GO , 2022 D-1 , 5% , 8/01/39 .......................................... 1,500,000 1,717,353
GO , 2022 D-1 , 3% , 8/01/41 .......................................... 23,605,000 21,530,656
GO , 2022 D-1 , 3% , 8/01/42 .......................................... 20,000,000 17,925,348
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2016 B , 5% , 5/01/41 ........................................ 65,645,000 66,579,155
Revenue , 2016 B , 5% , 5/01/46 ........................................ 28,825,000 29,157,194
Revenue , 2016 C , 5% , 5/01/46 ........................................ 67,880,000 69,208,439
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 30,720,000 31,727,496
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 8,000,000 8,209,082
Revenue, Second Series , 2017 A , 5% , 5/01/42 ............................ 48,155,000 49,159,094
Revenue, Second Series , 2017 A , 5% , 5/01/47 ............................ 28,625,000 28,951,271
Revenue, Second Series , 2017 B , 5% , 5/01/47 ............................ 200,000 207,046
Revenue, Second Series , 2018 D , 5% , 5/01/43 ........................... 106,295,000 109,085,658
Revenue, Second Series , 2018 D , 5% , 5/01/48 ........................... 33,675,000 34,195,720
Revenue, Second Series , 2018 D , Pre-Refunded , 5% , 5/01/48 ................ 25,000 26,517
Revenue, Second Series , 2018 D , 5.25% , 5/01/48 ......................... 40,145,000 41,456,120
Revenue, Second Series , 2018 E , 5% , 5/01/48 ............................ 52,245,000 54,666,498
Revenue, Second Series , 2019 B , 5% , 5/01/49 ............................ 10,700,000 11,316,913
Revenue, Second Series , 2019 E , 5% , 5/01/45 ............................ 33,570,000 34,636,139
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 5,000,000 5,126,296
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/31 ................... 1,405,000 1,542,717
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/34 ................... 5,000,000 5,450,367

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. $ 10,000,000 $ 10,394,924
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................
6,640,000 7,446,440
San Gabriel Unified School District ,
GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26 ........................... 3,530,000 3,339,085
GO , 2002 A , AGMC Insured , Zero Cpn., 2/01/27 ........................... 1,850,000 1,724,548
San Jacinto Unified School District ,
Community Facilities District No. 2003-1 , Special Tax , 2022 , 4% , 9/01/50 ........ 875,000 780,812
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2023 ,
5.25% , 9/01/54 .................................................. 1,000,000 1,053,985
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 5.9% , 1/15/38 .............................. 106,465,000 139,783,041
Revenue , 1997 A , Refunding , 5.95% , 1/15/40 ............................. 142,645,000 189,254,197
Revenue , 1997 A , Refunding , 6% , 1/15/43 ............................... 161,250,000 217,715,831
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 143,336,000 194,939,268
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 143,336,000 195,602,240
Revenue , 1997 A , Refunding , NATL Insured , Zero Cpn., 1/15/26 ............... 13,155,000 12,618,753
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,648,106
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 30,935,595
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 33,317,776
Revenue, Senior Lien , 2021 A , Refunding , AGMC Insured , 4% , 1/15/44 ......... 130,746,000 133,536,067
Revenue, Senior Lien , 2021 A , Refunding , AGMC Insured , 4% , 1/15/50 ......... 191,775,000 193,311,252
San Jose Unified School District ,
COP , 2002 , AGMC Insured , ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,671,896
COP , 2002 , AGMC Insured , ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 6,307,920
San Juan Unified School District ,
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/26 ........................... 9,175,000 8,579,731
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/27 ........................... 18,605,000 17,137,944
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/28 ........................... 19,470,000 17,425,177
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,176,176
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,944,075
San Mateo Foster City Public Financing Authority , Estero Municipal Improvement
District , Revenue , 2021 A , ETM, 5% , 8/01/25 ............................. 10,545,000 10,784,250
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 17,019,481
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 10,050,146
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 20,391,664
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 22,902,967
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 10,178,965
Southern California Public Power Authority ,
Revenue , 2007 A , 5.25% , 11/01/27 ..................................... 9,855,000 10,327,680
Revenue , 2007 A , 5% , 11/01/33 ....................................... 17,500,000 18,617,053
Los Angeles Department of Water & Power Power System , Revenue , 2023-1 A ,
5.25% , 7/01/53 .................................................. 28,975,000 32,646,619
Southern Mono Health Care District ,
GO , A , NATL Insured , Zero Cpn., 8/01/28 ................................ 2,340,000 2,067,784
GO , A , NATL Insured , Zero Cpn., 8/01/29 ................................ 2,440,000 2,087,156
GO , A , NATL Insured , Zero Cpn., 8/01/30 ................................ 2,550,000 2,102,914
GO , A , NATL Insured , Zero Cpn., 8/01/31 ................................ 2,660,000 2,109,977
State of California ,
GO , 5.625% , 9/01/24 ............................................... 90,000 90,000
GO , Refunding , 4% , 10/01/24 ......................................... 5,685,000 5,690,195
GO , Refunding , 4% , 11/01/24 ......................................... 11,655,000 11,678,054
GO , 5% , 11/01/24 ................................................. 5,000,000 5,017,836

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO , 4% , 12/01/24 ................................................. $ 3,500,000 $ 3,510,940
GO , 5% , 3/01/25 .................................................. 10,000,000 10,120,270
GO , AMBAC Insured , 5.9% , 3/01/25 .................................... 35,000 35,512
GO , Refunding , 5% , 4/01/25 ......................................... 25,625,000 25,989,257
GO , Refunding , 5% , 11/01/25 ......................................... 39,975,000 41,100,640
GO , Refunding , 5% , 12/01/25 ......................................... 2,375,000 2,446,744
GO , 5% , 4/01/27 .................................................. 4,000,000 4,248,873
GO , Refunding , 5% , 4/01/28 ......................................... 2,930,000 3,180,408
GO , Refunding , 5% , 8/01/28 ......................................... 12,020,000 12,848,802
GO , Refunding , 5% , 9/01/30 ......................................... 5,000,000 5,658,098
GO , Refunding , 5% , 11/01/30 ......................................... 5,320,000 6,034,595
GO , 5.75% , 10/01/31 ............................................... 28,805,000 31,553,026
GO , Refunding , 5% , 10/01/32 ......................................... 4,125,000 4,543,836
GO , 5% , 4/01/33 .................................................. 5,000,000 5,448,201
GO , Refunding , 5% , 3/01/35 ......................................... 56,185,000 62,105,298
GO , Refunding , 5% , 9/01/35 ......................................... 9,000,000 9,328,860
GO , Refunding , 4% , 3/01/37 ......................................... 10,000,000 10,381,421
GO , Refunding , 5% , 8/01/37 ......................................... 2,900,000 3,104,423
GO , 5% , 10/01/39 ................................................. 15,000,000 15,387,278
GO , 5% , 10/01/39 ................................................. 13,340,000 13,363,482
GO , 5% , 10/01/44 ................................................. 1,660,000 1,661,500
GO , 5% , 3/01/45 .................................................. 17,500,000 17,665,602
GO , 5% , 8/01/45 .................................................. 10,085,000 10,257,933
GO , 5% , 9/01/45 .................................................. 5,000,000 5,154,898
GO , 5% , 8/01/46 .................................................. 57,200,000 58,856,180
GO , 5% , 9/01/46 .................................................. 8,930,000 9,199,725
GO , 5% , 10/01/47 ................................................. 11,000,000 11,261,383
GO , 5% , 10/01/48 ................................................. 5,000,000 5,264,109
GO , 1996 , FGIC Insured , 5.375% , 6/01/26 ............................... 535,000 538,234
GO , 1997 , NATL, FGIC Insured , 5.625% , 10/01/26 ......................... 5,005,000 5,017,446
GO , 2004 , 5.2% , 4/01/26 ............................................ 20,000 20,031
GO , 2017 , 5% , 11/01/27 ............................................. 2,380,000 2,561,299
GO , 2017 , 5% , 11/01/47 ............................................. 23,370,000 24,339,649
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 12,985,000 13,992,559
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 38,600,000 44,035,540
Stockton Community Facilities District ,
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 370,000 394,102
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 380,000 397,767
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 525,000 549,268
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 650,000 675,235
Sulphur Springs Union School District ,
COP , 2010 , AGMC Insured , ETM, 6.5% , 12/01/37 .......................... 275,000 277,230
COP , 2010 , AGMC Insured , 6.5% , 12/01/37 .............................. 1,695,000 1,773,725
COP , 2010 , Pre-Refunded , AGMC Insured , 6.5% , 12/01/37 .................. 9,695,000 10,156,274
Temecula Public Financing Authority ,
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/39 ......... 330,000 354,844
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/44 ......... 925,000 974,551
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/49 ......... 975,000 1,016,395
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/54 ......... 900,000 932,103
Temescal Valley Water District ,
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/36 ................................................ 930,000 934,659

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Temescal Valley Water District, (continued)
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/41 ................................................ $ 785,000 $ 778,156
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................ 1,040,000 988,752
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/51 ................................................ 930,000 862,798
Three Rivers Levee Improvement Authority ,
Special Tax , 2021 A , Refunding , 3% , 9/01/24 ............................. 245,000 245,000
Special Tax , 2021 A , Refunding , 4% , 9/01/25 ............................. 280,000 281,218
Special Tax , 2021 A , Refunding , 4% , 9/01/36 ............................. 2,025,000 1,991,377
Special Tax , 2021 A , Refunding , 4% , 9/01/41 ............................. 1,895,000 1,817,760
Special Tax , 2021 A , Refunding , 4% , 9/01/46 ............................. 2,700,000 2,439,072
Special Tax , 2021 A , Refunding , 4% , 9/01/51 ............................. 5,065,000 4,467,164
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 ,
Refunding , 5% , 6/01/29 ............................................ 1,500,000 1,619,321
Sacramento County Tobacco Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 ,
Refunding , 4% , 6/01/49 ............................................ 8,000,000 7,543,071
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 12,465,000 12,641,919
Town of Tiburon ,
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.375% ,
9/02/41 ........................................................ 550,000 395,596
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.5% ,
9/02/51 ........................................................ 1,250,000 800,236
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.75% , 9/01/48 ................................... 1,750,000 1,890,961
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.875% , 9/01/53 ................................... 2,900,000 3,143,026
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 3% , 9/01/24 ...................................... 100,000 100,000
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/25 ...................................... 115,000 115,489
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/28 ...................................... 120,000 121,783
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/30 ...................................... 110,000 111,739
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/36 ...................................... 430,000 430,588
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 665,000 638,668
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 885,000 814,284
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 2,210,000 1,973,775
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/45 ........................... 11,030,000 11,392,053
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/49 ........................... 8,790,000 9,011,895
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47
3,230,000 3,535,054
Turlock Irrigation District , Revenue , 2019 , Refunding , 5% , 1/01/44 ...............
9,060,000 9,791,054
Union Elementary School District ,
GO , 1999 A , NATL Insured , Zero Cpn., 9/01/24 ........................... 2,000,000 2,000,000
GO , 2001 B , NATL Insured , Zero Cpn., 9/01/25 ........................... 5,500,000 5,353,675

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Union Elementary School District, (continued)
GO , 2001 B , NATL Insured , Zero Cpn., 9/01/26 ........................... $ 5,850,000 $ 5,546,703
University of California ,
Revenue , 2015 I , Refunding , 5% , 5/15/40 ................................ 22,990,000 23,264,829
Revenue , 2015 I , Refunding , 5% , 5/15/50 ................................ 25,420,000 25,658,641
Revenue , 2016 K , 4% , 5/15/46 ........................................ 19,850,000 19,665,401
Revenue , 2017 AV , 5.25% , 5/15/47 ..................................... 6,775,000 7,060,161
Revenue , 2017 M , 5% , 5/15/42 ....................................... 15,410,000 16,007,116
Revenue , 2017 M , 5% , 5/15/47 ....................................... 27,200,000 28,121,835
Revenue , 2018 AZ , Refunding , 5% , 5/15/43 .............................. 28,000,000 29,596,890
Revenue , 2018 AZ , Refunding , 5% , 5/15/48 .............................. 47,230,000 49,574,152
Revenue , 2018 AZ , Refunding , 5.25% , 5/15/58 ............................ 9,110,000 9,602,270
Revenue , 2018 O , Refunding , 5% , 5/15/39 ............................... 14,400,000 15,325,314
Revenue , 2018 O , Refunding , 5% , 5/15/48 ............................... 11,445,000 12,000,897
Revenue , 2018 O , Refunding , 5% , 5/15/58 ............................... 5,805,000 6,064,825
Revenue , 2021 Q , Refunding , 4% , 5/15/37 ............................... 1,500,000 1,577,335
Revenue , 2022 BK , 5% , 5/15/52 ....................................... 48,195,000 52,512,467
Revenue , 2023 BN , Refunding , 5% , 5/15/43 .............................. 9,000,000 10,172,513
Revenue , 2024 BS , Refunding , 5% , 5/15/37 .............................. 81,135,000 95,563,659
Revenue , 2024 BS , Refunding , 5% , 5/15/38 .............................. 11,000,000 12,920,974
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/40 .................................... 260,000 250,916
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/45 .................................... 165,000 151,839
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/51 .................................... 260,000 230,724
Upland Unified School District , GO , 2011 C , Zero Cpn., 8/01/45 .................
62,900,000 24,850,532
Val Verde Unified School District ,
GO , 2010 B , AGMC Insured , 6.125% , 8/01/34 ............................ 1,000,000 1,205,135
GO , 2020 A , BAM Insured , 4% , 8/01/46 ................................. 1,450,000 1,429,391
Community Facilities District No. 2018-1 , Special Tax , 2022 , 4% , 9/01/52 ........ 7,000,000 6,187,831
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,230,000 1,293,938
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,755,000 1,829,525
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 2,445,000 2,527,377
Vallejo Public Financing Authority , City of Vallejo Hiddenbrooke Improvement District
No. 1 , Revenue , 2004 A , 5.8% , 9/01/31 ................................. 3,075,000 3,110,925
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,083,038
Vista Unified School District ,
GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26 ........................... 7,150,000 6,745,498
GO , 2002 A , AGMC Insured , Zero Cpn., 2/01/27 ........................... 4,795,000 4,450,774
Washington Township Health Care District ,
GO , 2015 B , 5% , 8/01/45 ............................................ 15,000,000 15,097,787
Revenue , 2023 A , 5.75% , 7/01/48 ..................................... 1,300,000 1,429,645
Revenue , 2023 A , 5.75% , 7/01/53 ..................................... 1,000,000 1,086,099
West Patterson Financing Authority ,
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 300,000 322,586
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.375% , 9/01/44 ..... 830,000 831,145
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.625% , 9/01/49 ..... 780,000 785,267
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 2,440,000 2,527,036
West Sacramento Area Flood Control Agency ,
Special Assessment , 2015 , AGMC Insured , 5% , 9/01/40 ..................... 3,000,000 3,056,436
Special Assessment , 2015 , AGMC Insured , 5% , 9/01/45 ..................... 7,500,000 7,614,094

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
$ 4,940,000 $ 5,580,294
Westside Union School District ,
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,175,000 1,198,506
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5.25% , 9/01/52 .................................................. 1,890,000 1,921,577
William S Hart Union High School District ,
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 385,000 407,469
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 750,000 784,669
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 885,000 919,358
12,467,448,030
Florida 0.7%
f
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 109,900,000 87,211,903
Oregon 0.0%
†
f
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-2 , 6.75% , 12/01/25 ........................... 2,525,000 2,529,683
Wisconsin 0.2%
f
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 30,400,000 25,594,034
U.S. Territories 2.2%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue , 2021 A , Refunding , 2.499% , 10/01/25 ........................... 2,660,000 2,587,437
Revenue , 2021 A , Refunding , 2.899% , 10/01/27 ........................... 2,150,000 2,037,403
Revenue , 2021 A , Refunding , 3.099% , 10/01/28 ........................... 3,140,000 2,948,456
Revenue , 2021 A , Refunding , 3.189% , 10/01/29 ........................... 3,560,000 3,298,530
Revenue , 2021 A , Refunding , 3.339% , 10/01/30 ........................... 2,400,000 2,195,650
Revenue , 2021 A , Refunding , 3.489% , 10/01/31 ........................... 2,155,000 1,954,382
Revenue , 2021 A , Refunding , 3.839% , 10/01/36 ........................... 9,650,000 8,450,811
Revenue , 2021 A , Refunding , 4.46% , 10/01/43 ............................ 2,400,000 2,048,034
25,520,703
Puerto Rico 2.0%
Children's Trust Fund ,
Revenue , 2002 , 5.5% , 5/15/39 ........................................ 4,600,000 4,623,780
Revenue , 2002 , 5.625% , 5/15/43 ...................................... 16,000,000 16,185,792
h
Puerto Rico Electric Power Authority ,
Revenue , 2013 A , 5% , 7/01/29 ........................................ 20,000,000 8,450,000
Revenue , 2013 A , 7% , 7/01/33 ........................................ 50,000,000 21,125,000
Revenue , WW , 5% , 7/01/28 .......................................... 12,030,000 5,082,675
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 471,227 466,961
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 3,593,968 3,560,284
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 29,500,000 29,278,735
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 184,264,000 185,078,908
273,852,135
Total U.S. Territories .................................................................... 299,372,838
Total Municipal Bonds (Cost $ 12,208,278,051 ) ..................................
12,882,156,488

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 4,167,132 $ 3,333,706
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
3,333,706
Total Long Term Investments (Cost $ 12,222,126,110 ) ............................
12,899,338,798
a
a a a a
Short Term Investments 2.3%
Principal
Amount
Municipal Bonds 2.3%
California 2.3%
i
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
3.45% , 10/01/54 ................................................... $ 26,100,000 26,100,000
i
Bay Area Toll Authority , Revenue , 2024 D , Refunding , LOC TD Bank NA , Daily VRDN
and Put , 3.65% , 4/01/59 ............................................. 15,000,000 15,000,000
i
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 3.15% ,
9/01/38 ......................................................... 12,100,000 12,100,000
i
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 A , Refunding , LOC US Bank NA , Daily VRDN and
Put , 3.15% , 8/15/47 ................................................ 20,205,000 20,205,000
i
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 3.75% , 7/01/46 ................................ 2,600,000 2,600,000
i
Irvine Ranch Water District ,
Water Service Corp. , Special Assessment , 2009 A , LOC US Bank NA , Daily VRDN
and Put , 3.15% , 10/01/41 .......................................... 9,155,000 9,155,000
Water Service Corp. , Special Assessment , 2009 B , LOC Bank of America NA , Daily
VRDN and Put , 3.4% , 10/01/41 ...................................... 8,200,000 8,200,000
i
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.57% , 7/01/35 ...................................... 5,755,000 5,755,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.75% , 7/01/47 ................................. 16,400,000 16,400,000
Water System , Revenue , 2019 A-2 , Refunding , SPA Barclays Bank plc , Daily VRDN
and Put , 3.65% , 7/01/45 ........................................... 5,110,000 5,110,000
i
State of California , GO , 2005 B-5 , LOC US Bank NA , Daily VRDN and Put , 3.7% ,
5/01/40 ......................................................... 6,100,000 6,100,000
i
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 3.45% , 5/15/48 .................. 12,145,000 12,145,000
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 3.65% , 5/15/48 .......... 52,900,000 52,900,000
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 3.8% , 5/15/48 ........... 13,515,000 13,515,000
Revenue , 2023 BP-1 , Refunding , Daily VRDN and Put , 3.45% , 5/15/48 ......... 98,300,000 98,300,000
303,585,000
Total Municipal Bonds (Cost $ 303,585,000 ) .....................................
303,585,000
Total Short Term Investments (Cost $ 303,585,000 ) ...............................
303,585,000
a
Total Investments (Cost $ 12,525,711,110 ) 99.0% .................................
$13,202,923,798
Other Assets, less Liabilities 1.0% .............................................
129,826,110
Net Assets 100.0% ...........................................................
$13,332,749,908

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 47 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
See Note 1(c) regarding senior floating rate interests.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
The maturity date shown represents the mandatory put date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $1,237,897,767, representing 9.3% of net assets.
g
Security purchased on a when-issued basis. See Note 1(b).
h
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $12,525,711,110
Value - Unaffiliated issuers .................................................................. $13,202,923,798
Cash .................................................................................... 34,662,893
Receivables:
Capital shares sold ........................................................................ 11,607,163
Interest ................................................................................. 129,047,782
Unrealized appreciation on unfunded commitments (Note 1 b ) .......................................... 2,211,045
Total assets .......................................................................... 13,380,452,681
Liabilities:
Payables:
Investment securities purchased .............................................................. 17,323,632
Capital shares redeemed ................................................................... 19,340,110
Management fees ......................................................................... 4,920,873
Distribution fees .......................................................................... 1,387,528
Transfer agent fees ........................................................................ 1,451,769
Trustees' fees and expenses ................................................................. 21,928
Distributions to shareholders ................................................................. 2,812,669
Accrued expenses and other liabilities ........................................................... 444,264
Total liabilities ......................................................................... 47,702,773
Net assets, at value ................................................................. $13,332,749,908
Net assets consist of:
Paid-in capital ............................................................................. $13,662,520,421
Total distributable earnings (losses) ............................................................. (329,770,513)
Net assets, at value ................................................................. $13,332,749,908

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,737,383,482
Shares outstanding ........................................................................ 395,009,970
Net asset value per share
a ,b
.................................................................. $6.93
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $7.20
Class A1:
Net assets, at value ....................................................................... $7,390,987,913
Shares outstanding ........................................................................ 1,068,053,006
Net asset value per share
a ,b
.................................................................. $6.92
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $7.19
Class C:
Net assets, at value ....................................................................... $354,568,291
Shares outstanding ........................................................................ 51,338,248
Net asset value and maximum offering price per share
a ,b
............................................ $6.91
Class R6:
Net assets, at value ....................................................................... $351,141,436
Shares outstanding ........................................................................ 50,809,905
Net asset value and maximum offering price per share
b
............................................. $6.91
Advisor Class:
Net assets, at value ....................................................................... $2,498,668,786
Shares outstanding ........................................................................ 361,694,868
Net asset value and maximum offering price per share
b
............................................. $6.91
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended August 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $282,446,392
Expenses:
Management fees (Note 3 a ) ................................................................... 29,279,489
Distribution fees: (Note 3c )
Class A ................................................................................ 3,289,334
Class A1 ............................................................................... 3,682,588
Class C ................................................................................ 1,213,060
Transfer agent fees: (Note 3e )
Class A ................................................................................ 661,609
Class A1 ............................................................................... 1,888,500
Class C ................................................................................ 93,743
Class R6 ............................................................................... 29,314
Advisor Class ............................................................................ 619,725
Custodian fees (Note 4 ) ...................................................................... 40,162
Reports to shareholders fees .................................................................. 92,702
Registration and filing fees .................................................................... 93,363
Professional fees ........................................................................... 304,875
Trustees' fees and expenses .................................................................. 79,376
Other .................................................................................... 235,602
Total expenses ......................................................................... 41,603,442
Expense reductions (Note 4 ) ............................................................... (66,991)
Net expenses ......................................................................... 41,536,451
Net investment income ................................................................ 240,909,941
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,246,983)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 67,091,164
Net realized and unrealized gain (loss) ............................................................ 65,844,181
Net increase (decrease) in net assets resulting from operations .......................................... $306,754,122

Franklin California Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin California Tax-Free Income Fund
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $240,909,941 $494,113,334
Net realized gain (loss) ................................................. (1,246,983) (39,061,986)
Net change in unrealized appreciation (depreciation) ........................... 67,091,164 326,711,254
Net increase (decrease) in net assets resulting from operations ................ 306,754,122 781,762,602
Distributions to shareholders:
Class A ............................................................. (45,257,732) (83,548,096)
Class A1 ............................................................ (135,107,585) (285,346,342)
Class C ............................................................. (5,691,374) (13,822,482)
Class R6 ............................................................ (6,223,730) (11,671,555)
Advisor Class ........................................................ (45,623,093) (89,100,897)
Total distributions to shareholders .......................................... (237,903,514) (483,489,372)
Capital share transactions: (Note 2 )
Class A ............................................................. 168,156,922 216,871,116
Class A1 ............................................................ (286,916,061) (672,391,005)
Class C ............................................................. (42,517,730) (114,824,389)
Class R6 ............................................................ 33,069,903 39,846,437
Advisor Class ........................................................ 60,256,276 34,061,620
Total capital share transactions ............................................ (67,950,690) (496,436,221)
Net increase (decrease) in net assets ................................... 899,918 (198,162,991)
Net assets:
Beginning of period ..................................................... 13,331,849,990 13,530,012,981
End of period .......................................................... $13,332,749,908 $13,331,849,990

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded

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and the Fund may be obligated to perform on such
agreements at a future date. Unfunded commitments are
marked to market daily and any unrealized appreciation
or depreciation is included in the Statement of Assets and
Liabilities and the Statement of Operations. At August 31,
2024, unfunded commitments were as follows:
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Dividends from net investment income are normally declared
daily; these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Borrower
Unfunded
Commitment
Franklin California Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 9,260,673
B-2, 7.125%, 7/01/59 44,974,968
$54,235,641
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

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Notes to Financial Statements (unaudited)

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Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
August 31, 2024
Year Ended
February 28, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 52,795,414 $362,814,729 111,103,872 $748,252,476
Shares issued in reinvestment of distributions .......... 6,073,989 41,593,296 11,221,408 75,610,343
Shares redeemed ............................... (34,442,521) (236,251,103) (90,905,475) (606,991,703)
Net increase (decrease) .......................... 24,426,882 $168,156,922 31,419,805 $216,871,116
Class A1 Shares:
Shares sold ................................... 10,678,526 $73,256,312 23,779,613 $160,563,352
Shares issued in reinvestment of distributions .......... 16,707,915 114,229,304 35,372,737 238,039,282
Shares redeemed ............................... (69,231,576) (474,401,677) (159,208,778) (1,070,993,639)
Net increase (decrease) .......................... (41,845,135) $(286,916,061) (100,056,428) $(672,391,005)
Class C Shares:
Shares sold ................................... 3,276,121 $22,429,983 7,648,428 $51,557,340
Shares issued in reinvestment of distributions .......... 810,305 5,531,024 1,977,851 13,279,250
Shares redeemed
a
.............................. (10,300,062) (70,478,737) (26,943,298) (179,660,979)
Net increase (decrease) .......................... (6,213,636) $(42,517,730) (17,317,019) $(114,824,389)
Class R6 Shares:
Shares sold ................................... 9,009,074 $61,623,486 35,192,599 $235,878,559
Shares issued in reinvestment of distributions .......... 895,329 6,113,307 1,592,058 10,703,079
Shares redeemed ............................... (5,071,356) (34,666,890) (31,217,481) (206,735,201)
Net increase (decrease) .......................... 4,833,047 $33,069,903 5,567,176 $39,846,437
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended August 31, 2024, the annualized gross effective investment management fee rate was 0.440% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
August 31, 2024
Year Ended
February 28, 2024
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 43,411,618 $297,205,617 162,323,709 $1,079,685,423
Shares issued in reinvestment of distributions .......... 6,116,600 41,759,557 12,033,563 80,813,259
Shares redeemed ............................... (40,776,093) (278,708,898) (170,882,475) (1,126,437,062)
Net increase (decrease) .......................... 8,752,125 $60,256,276 3,474,797 $34,061,620
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended August 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$1,086,118 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30,
2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2025.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $29,038
CDSC retained .............................................................................. $139,691
3. Transactions with Affiliates
(continued)

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g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2024, these purchase and sale transactions aggregated $93,875,000 and $47,450,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended August 31, 2024, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2024, the capital loss carryforwards were as follows:
At August 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2024, aggregated
$309,443,518 and $508,012,456, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2024, the aggregate value of these securities was $34,657,675, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $610,267,387
Long term ................................................................................ 419,192,863
Total capital loss carryforwards ............................................................... $1,029,460,250
Cost of investments .......................................................................... $12,526,349,159
Unrealized appreciation ........................................................................ $1,008,903,933
Unrealized depreciation ........................................................................ (332,329,294)
Net unrealized appreciation (depreciation) .......................................................... $676,574,639
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2024, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin California Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Senior Floating Rate Interests ............... — — 13,848,604 13,848,604
Municipal Bonds ......................... — 12,882,156,488 — 12,882,156,488
Escrows and Litigation Trusts ............... — — 3,333,706 3,333,706
Short Term Investments ................... — 303,585,000 — 303,585,000
Total Investments in Securities ........... $— $13,185,741,488 $17,182,310 $13,202,923,798
Other Financial Instruments:
Unfunded Commitments .................. $— $— $2,211,045 $2,211,045
Total Other Financial Instruments ......... $— $— $2,211,045 $2,211,045

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
Includes financial instruments determined to have no value.
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
10. Fair Value Measurements
(continued)

Franklin California Tax-Free Income Fund

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Semiannual Report
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager)
and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional California municipal debt funds.
The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.

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While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class A or Class M shares for each other fund in the Expense Group. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in the Expense Group.
The Expense Group for the Fund included the Fund and 10 other California municipal debt funds. The Board noted that the
Management Rate for the Fund was slightly above the median of its Expense Group, but its actual total expense ratio was below the median and in the first quintile (least expensive) of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments

Franklin California Tax-Free Income Fund

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Semiannual Report
the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that, to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4312-SFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) N/A

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	October 31, 2024